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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Asset

Allocation Series

 October 31, 2012

Ticker Symbols:

 Class

 Conservative

 Allocation

 Fund

 Moderate

 Allocation

 Fund

 Growth

 Allocation

 Fund

 Aggressive

 Allocation

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 PIAAX

 B

 PIBVX

 PIBLX

 GRABX

 IALBX

 C

 PICVX

 PIDCX

 GRACX

 IALCX

 Y

 IBBCX

 IMOYX

 IBGYX

 IBAYX

Schedule of Investments |10/31/12  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

 Shares

 Value

 MUTUAL FUNDS —95.4%

 PIONEER FUNDS* —95.4%

 262,568

 Pioneer Absolute Return Credit Fund Class Y

 $ 2,612,547

 1,192,412

 Pioneer Bond Fund Class Y

   11,781,028

 125,339

 Pioneer Disciplined Growth Fund Class Y

   1,289,734

 145,753

 Pioneer Disciplined Value Fund Class Y

   1,304,490

 25,745

 Pioneer Emerging Markets Fund Class Y

   651,609

 23,218

 Pioneer Equity Income Fund Class Y

   654,042

 93,824

 Pioneer Floating Rate Fund Class Y

   653,015

 47,029

 Pioneer Fund Class Y

   1,954,538

 97,701

 Pioneer Fundamental Growth Fund Class Y

   1,299,428

 69,130

 Pioneer Fundamental Value Fund Class Y

   1,300,340

 112,978

 Pioneer Global Aggregate Bond Fund Class Y

   1,309,420

 261,932

 Pioneer Global Equity Fund Class Y

   2,616,698

 393,283

 Pioneer Global High Yield Fund Class Y

   3,917,101

 22,251

 Pioneer Growth Opportunities Fund Class Y

   647,943

 254,613

 Pioneer High Yield Fund Class Y

   2,609,785

 213,634

 Pioneer International Value Fund Class Y

   3,918,042

 58,678

 Pioneer Mid Cap Value Fund Class Y

   1,298,546

 64,596

 Pioneer Multi-Asset Ultrashort Income Fund Class Y

   652,422

 26,961

 Pioneer Real Estate Shares Class Y

   649,751

 120,301

 Pioneer Research Fund Class Y

   1,300,455

 33,337

 Pioneer Select Mid Cap Growth Fund Class Y

   645,078

 1,407,938

 Pioneer Short Term Income Fund Class Y

   13,699,240

 463,691

 Pioneer Strategic Income Fund Class Y

   5,230,430

 TOTAL MUTUAL FUNDS

 (Cost $54,996,617)

 $ 61,995,682

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—4.9%

 TIME DEPOSIT — 4.9%

 $3,215,087

 Citibank London, 0.03%, 11/1/12

 $ 3,215,087

 TOTAL TIME DEPOSIT

 (Cost $3,215,087)

 $ 3,215,087

 TOTAL INVESTMENTS IN SECURITIES — 100.3%

 (Cost $58,211,704)  (a)

 $ 65,210,769

 OTHER ASSETS AND LIABILITIES -(0.3)%

 $ (163,566)

 TOTAL NET ASSETS — 100.0%

 $ 65,047,203

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $58,211,704 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 6,999,065

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 6,999,065

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments |10/31/12  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund   (continued)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $61,995,682

    $       –

 $    –

 $61,995,682

 Temporary Cash Investment

              –

 3,215,087

        –

 3,215,087

 Total

 $61,995,682

 $3,215,087

 $    –

 $65,210,769

At October 31, 2012, the Fund had no transfers between Levels 1 and 2.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —97.7%

 PIONEER FUNDS* —97.7%

 528,532

 Pioneer Absolute Return Credit Fund Class Y

 $ 5,258,893

 2,227,836

 Pioneer Bond Fund Class Y

   22,011,015

 611,103

 Pioneer Disciplined Growth Fund Class Y

   6,288,247

 804,490

 Pioneer Disciplined Value Fund Class Y

   7,200,189

 295,513

 Pioneer Emerging Markets Fund Class Y

   7,479,445

 161,860

 Pioneer Equity Income Fund Class Y

   4,559,586

 207,071

 Pioneer Fund Class Y

   8,605,881

 531,569

 Pioneer Fundamental Growth Fund Class Y

   7,069,868

 368,609

 Pioneer Fundamental Value Fund Class Y

   6,933,543

 274,786

 Pioneer Global Aggregate Bond Fund Class Y

   3,184,775

 1,500,732

 Pioneer Global Equity Fund Class Y

   14,992,312

 801,715

 Pioneer Global High Yield Fund Class Y

   7,985,083

 202,886

 Pioneer Growth Opportunities Fund Class Y

   5,908,049

 435,157

 Pioneer High Yield Fund Class Y

   4,460,359

 941,655

 Pioneer International Value Fund Class Y

   17,269,944

 525,678

 Pioneer Mid Cap Value Fund Class Y

   11,633,264

 147,138

 Pioneer Multi-Asset Ultrashort Income Fund Class Y

   1,486,097

 199,258

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,033,544

 134,075

 Pioneer Real Estate Shares Class Y

   3,231,214

 382,807

 Pioneer Research Fund Class Y

   4,138,142

 205,848

 Pioneer Select Mid Cap Growth Fund Class Y

   3,983,163

 2,415,494

 Pioneer Short Term Income Fund Class Y

   23,502,761

 418,140

 Pioneer Strategic Income Fund Class Y

   4,716,618

 TOTAL MUTUAL FUNDS

 (Cost $159,350,930)

 $ 187,931,992

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—2.6%

 TIME DEPOSIT — 2.6%

 $5,037,713

 Wells Fargo Grand Cayman, 0.03%, 11/1/12

 $ 5,037,713

 TOTAL TIME DEPOSIT

 (Cost $5,037,713)

 $ 5,037,713

 TOTAL INVESTMENTS IN SECURITIES — 100.3%

 (Cost $164,388,643)  (a)

 $ 192,969,705

 OTHER ASSETS AND LIABILITIES -(0.3)%

 $ (497,609)

 TOTAL NET ASSETS — 100.0%

 $ 192,472,096

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $164,388,643 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 28,581,062

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 28,581,062

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund  (continued)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $187,931,992

    $        –

 $     –

 $187,931,992

 Temporary Cash Investment

               –

 5,037,713

         –

 5,037,713

 Total

 $187,931,992

 $5,037,713

 $      –

 $192,969,705

At October 31, 2012, the Fund had no transfers between Levels 1 and 2.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Growth Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.8%

 PIONEER FUNDS* —99.8%

 2,062,458

 Pioneer Bond Fund Class Y

 $ 20,377,082

 822,929

 Pioneer Disciplined Growth Fund Class Y

   8,467,935

 1,099,755

 Pioneer Disciplined Value Fund Class Y

   9,842,807

 445,636

 Pioneer Emerging Markets Fund Class Y

   11,279,042

 265,141

 Pioneer Equity Income Fund Class Y

   7,469,014

 236,451

 Pioneer Fund Class Y

   9,826,893

 747,655

 Pioneer Fundamental Growth Fund Class Y

   9,943,806

 426,619

 Pioneer Fundamental Value Fund Class Y

   8,024,700

 310,696

 Pioneer Global Aggregate Bond Fund Class Y

   3,600,967

 1,774,836

 Pioneer Global Equity Fund Class Y

   17,730,608

 439,352

 Pioneer Global High Yield Fund Class Y

   4,375,950

 286,265

 Pioneer Growth Opportunities Fund Class Y

   8,336,027

 178,835

 Pioneer High Yield Fund Class Y

   1,833,062

 660

 Pioneer Independence Fund Class Y

   8,136

 1,338,159

 Pioneer International Value Fund Class Y

   24,541,841

 647,524

 Pioneer Mid Cap Value Fund Class Y

   14,329,706

 597

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   7,980

 212,249

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,426,900

 239,188

 Pioneer Real Estate Shares Class Y

   5,764,440

 624,856

 Pioneer Research Fund Class Y

   6,754,698

 291,798

 Pioneer Select Mid Cap Growth Fund Class Y

   5,646,287

 1,776,946

 Pioneer Short Term Income Fund Class Y

   17,289,683

 417,983

 Pioneer Strategic Income Fund Class Y

   4,714,851

 641

 Pioneer Value Fund Class Y

   7,771

 TOTAL MUTUAL FUNDS

 (Cost $172,900,924)

 $ 206,600,186

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.4%

 TIME DEPOSIT — 0.4%

 $800,546

 HSBC Bank Grand Cayman, 0.03%, 11/1/12

 $ 800,546

 TOTAL TIME DEPOSIT

 (Cost $800,546)

 $ 800,546

 TOTAL INVESTMENTS IN SECURITIES — 100.2%

 (Cost $173,701,470)  (a)

 $ 207,400,732

 OTHER ASSETS AND LIABILITIES -(0.2)%

 $ (407,597)

 TOTAL NET ASSETS — 100.0%

 $ 206,993,135

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $173,701,470 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 33,699,262

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 33,699,262

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Growth Allocation Fund (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
206,600,186

$
–

$
–

$
206,600,186

 Temporary Cash Investment

–

800,546

–

800,546

 Total

$
206,600,186

$
800,546

$
–

$
207,400,732

At October 31, 2012, the Fund had no transfers between Levels 1 and 2.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —100.0%

 PIONEER FUNDS* —100.0%

 724,438

 Pioneer Bond Fund Class Y

 $ 7,157,444

 411,903

 Pioneer Disciplined Growth Fund Class Y

   4,238,479

 587,369

 Pioneer Disciplined Value Fund Class Y

   5,256,954

 326,292

 Pioneer Emerging Markets Fund Class Y

   8,258,459

 144,173

 Pioneer Equity Income Fund Class Y

   4,061,356

 132,843

 Pioneer Fund Class Y

   5,520,943

 376,990

 Pioneer Fundamental Growth Fund Class Y

   5,013,962

 223,335

 Pioneer Fundamental Value Fund Class Y

   4,200,930

 1,146,471

 Pioneer Global Equity Fund Class Y

   11,453,244

 171,960

 Pioneer Growth Opportunities Fund Class Y

   5,007,473

 1,034,269

 Pioneer International Value Fund Class Y

   18,968,494

 525,791

 Pioneer Mid Cap Value Fund Class Y

   11,635,750

 154,618

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   4,681,826

 187,221

 Pioneer Real Estate Shares Class Y

   4,512,028

 305,271

 Pioneer Research Fund Class Y

   3,299,984

 226,637

 Pioneer Select Mid Cap Growth Fund Class Y

   4,385,417

 239,933

 Pioneer Short Term Income Fund Class Y

   2,334,546

 212,863

 Pioneer Strategic Income Fund Class Y

   2,401,095

 TOTAL MUTUAL FUNDS

 (Cost $90,999,449)

 $ 112,388,384

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.3%

 TIME DEPOSIT — 0.3%

 $315,658

 Citibank London, 0.03%, 11/1/12

 $ 315,658

 TOTAL TIME DEPOSIT

 (Cost $315,658)

 $ 315,658

 TOTAL INVESTMENTS IN SECURITIES — 100.3%

 (Cost $91,315,107)  (a)

 $ 112,704,042

 OTHER ASSETS AND LIABILITIES -(0.3)%

 $ (356,642)

 TOTAL NET ASSETS — 100.0%

 $ 112,347,400

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $91,315,107 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 21,388,935

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 21,388,935

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/12

Schedule of Investments | 10/31/12 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund  (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
112,388,384

$
–

$
–

$
112,388,384

 Temporary Cash Investment

–

315,658

–

315,658

 Total

$
112,388,384

$
315,658

$
–

$
112,704,042

At October 31, 2012, the Fund had no transfers between Levels 1 and 2.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Ibbotson Asset Allocation Series By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date December 28, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date December 28, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date December 28, 2012 * Print the name and title of each signing officer under his or her signature.